Commitments and Contingencies - Schedule of Financial Instruments Representing Credit Risk (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments to extend credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Credit risk of financial instruments	$ 22,883,000	$ 27,096,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Credit risk of financial instruments	$ 272,000	$ 219,000